Statutory Reserves and Restricted Net Assets - Balance Sheet Parenthetical (Details) - $ / shares	Dec. 31, 2022	Nov. 01, 2022	Oct. 31, 2022	Dec. 31, 2021	Mar. 17, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 28, 2014
Balance sheet
Ordinary shares, par value	$ 0.00005			$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	0			0	1,000,000,000			1,000,000,000
Ordinary shares, shares issued	0			0		221,980,000	221,980,000
Ordinary shares, shares outstanding	0			0		221,980,000	221,980,000
Treasury stock, par value	$ 0.00005			$ 0.00005
Treasury stock (in shares)	25,596,331			11,604,808
Class A ordinary shares
Balance sheet
Ordinary shares, par value	$ 0.00005	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	800,000,000	800,000,000	600,000,000	600,000,000
Ordinary shares, shares issued	499,146,560			491,846,560
Ordinary shares, shares outstanding	473,550,229			480,241,752
Class B ordinary shares
Balance sheet
Ordinary shares, par value	$ 0.00005			$ 0.00005
Ordinary shares, shares authorized	200,000,000			200,000,000
Ordinary shares, shares issued	79,400,000			79,400,000
Ordinary shares, shares outstanding	79,400,000			79,400,000
Reportable Legal Entities | Parent Company
Balance sheet
Treasury stock, par value	$ 0.00005			$ 0.00005
Treasury stock (in shares)	25,596,331			11,604,808
Reportable Legal Entities | Ordinary shares | Parent Company
Balance sheet
Ordinary shares, par value	$ 0.00005			$ 0.00005
Ordinary shares, shares authorized	0			0
Ordinary shares, shares issued	0			0
Ordinary shares, shares outstanding	0			0
Reportable Legal Entities | Class A ordinary shares | Parent Company
Balance sheet
Ordinary shares, par value	$ 0.00005			$ 0.00005
Ordinary shares, shares authorized	800,000,000			600,000,000
Ordinary shares, shares issued	499,146,560			491,846,560
Ordinary shares, shares outstanding	473,550,229			480,241,752
Reportable Legal Entities | Class B ordinary shares | Parent Company
Balance sheet
Ordinary shares, par value	$ 0.00005			$ 0.00005
Ordinary shares, shares authorized	200,000,000			200,000,000
Ordinary shares, shares issued	79,400,000			79,400,000
Ordinary shares, shares outstanding	79,400,000			79,400,000